Net financial income/(expense) (Tables)	12 Months Ended
Dec. 31, 2023
Net Financial Income (Expense) [Abstract]
Summary of net financial income/(expense)

	2023	2022	2021

Financial income
Net financial investment income	2,120	2,345	355
Unrealized gains on long-term investments	—	5,322	226
Realized gains from long-term investments	1,797	1,922	—
Unrealized gains on warrant liability	690	3,114	—
Unrealized gains on other derivative financial instruments	—	105	—
Unrealized gains on asset-linked receivable (note 12(b))	3,503	—	—
Net exchange variation	831	—	601
Other financial income	50	59	6
Total finance income	8,991	12,867	1,188

Financial expenses
Unrealized losses on long-term investments	(2,952)	—	—
Unrealized losses on forward	—	(230)	—
Unrealized losses on other derivative financial instruments	(3,931)	—	—
Realized losses on forward	(252)	—	—
Commission and brokerage expenses	(443)	(518)	(68)
Interest on lease liabilities	(1,243)	(1,807)	(1,022)
Net exchange variation - acquisitions	(614)	(1,350)	—
Other financial expenses	(1,230)	(847)	(385)
Total finance expenses	(10,665)	(4,752)	(1,475)

Net financial income/(expense)	(1,674)	8,115	(287)